Investment in Joint Ventures And Majority Owned Subsidiaries (Details1) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 14,168	$ 15,326
VAST LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	14,168	15,326
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Other Current Liabilities	$ 1,265	$ 402